Schedule of carrying amount of goodwill (Details) - INR (₨) ₨ in Thousands		Mar. 31, 2024	Mar. 31, 2023
TSI Yatra Private Limited [member]
IntangibleAssetsAndGoodwillLineItems [Line Items]
Goodwill		₨ 103,670	₨ 103,670
Yatra tg stays private limited and yatra hotel solutions private limited [member]
IntangibleAssetsAndGoodwillLineItems [Line Items]
Goodwill	[1]	219,163	219,163
Yatra for Business Private Limited [member]
IntangibleAssetsAndGoodwillLineItems [Line Items]
Goodwill		205,358	205,358
Cash-generating units [Member]
IntangibleAssetsAndGoodwillLineItems [Line Items]
Goodwill		₨ 528,191	₨ 528,191

[1]	Includes assumptions of TSI Yatra Private Limited, Yatra TG Stays Private Limited & Yatra Hotel Solutions Private Limited and Yatra for Business Private Limited